Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover
Entity Registrant Name	Diamond Eagle Acquisition Corp. \ DE
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Entity Central Index Key	0001772757
Amendment Flag	false
Entity Small Business	true
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	true